Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance income and costs
Schedule of finance income and costs

	2023	2022	2021
Interest Bootstrap Loan Agreement (see note 23)	(1,806)	(1,630)	(712)
Foreign exchange differences	488	3,386	7,636
Interest on Government treasury bonds	509	0	0
Other finance income/ costs - net	1,535	361	(415)
	726	2,117	6,509